Details of the Statements of Profit or Loss and Other Comprehensive Income (Other Income (Expense), Net) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Other income in connection with the A.R.Z. electricity pumped storage project (see Note 6B)				€ 73
Compensation from contractor	[1]			811
Other	[2]	2,100	(2,100)
Total other income (expenses), net		€ 2,100	€ (2,100)	€ 884

[1]	Compensation from EPC and O&M contractor of the Company's Biogas projects in Netherlands due to deficiencies in the operation of these projects.
[2]	Indemnification in the amount of up to 2.1 million in connection with the announcement received from GSE, Italy's energy regulation agency, by one of the Italian Subsidiaries, claiming alleged non-compliance of the installed modules with the required certifications under the applicable regulation and raising the need to examine incentive eligibility implications (the "GSE Claim"). The Company recorded this potential payment as other expenses. In 2020, with the cooperation of the acquirer of the Italian subsidiaries, an appeal was submitted to GSE. Following the positive outcomes of such appeal, the provision for the potential indemnification was cancelled.